Statements of Stockholders' Defecit/Divisional Equity (USD $) In Thousands, except Share data		Total		Predecessor		Common Stock	Additional Paid-in-Capital	Deficit Accumulated Since Incorporation	Divisional Equity Predecessor	Parent Company's Net Deficit Predecessor
Balance at Dec. 31, 2002
Balance, shares at Dec. 31, 2002
Net loss		(89)								(89)
Balance at Dec. 31, 2003		(89)								(89)
Balance, shares at Dec. 31, 2003
Balance at Dec. 31, 2002
Balance, shares at Dec. 31, 2002
Reclassification of derivative liability upon elimination of obligation	[1]	9,249
Net loss		(77,929)	[1]	(77,929)	[2]
Balance at Mar. 31, 2012		(1,777)
Balance at Dec. 31, 2003		(89)								(89)
Balance, shares at Dec. 31, 2003
Net transactions with Parent Company		2,393								2,393
Net loss		(3,272)								(3,272)
Balance at Dec. 31, 2004		(968)								(968)
Balance, shares at Dec. 31, 2004
Balance at Jan. 11, 2005
Net transactions with Parent Company		2,727								2,727
Net loss		(2,209)								(2,209)
Balance at Dec. 31, 2005		(450)								(450)
Balance, shares at Dec. 31, 2005
Net transactions with Parent Company		2,587								2,587
Net loss		(2,405)								(2,405)
Balance at Dec. 31, 2006		(268)								(268)
Balance, shares at Dec. 31, 2006
Balance at Dec. 31, 2006		2
Balance at Apr. 03, 2006
Balance, shares at Apr. 03, 2006
Cash contributions from Parent Company		2							2
Balance at Dec. 31, 2006		(268)
Balance, shares at Dec. 31, 2006
Balance at Dec. 31, 2006		2							2
Non-cash equity adjustments from Parent Company, net		4,318							4,318
Stock-based compensation expense		1,814							1,814
Cash contributions from Parent Company		15,679							15,679
Net loss		(10,990)							(10,990)
Balance at Dec. 31, 2007		10,823							10,823
Balance, shares at Dec. 31, 2007
Non-cash equity adjustments from Parent Company, net		750							750
Stock-based compensation expense		3,824							3,824
Cash contributions from Parent Company		7,944							7,944
Net loss		(14,373)							(14,373)
Balance at Dec. 31, 2008		8,968							8,968
Balance, shares at Dec. 31, 2008
Non-cash equity adjustments from Parent Company, net		(1,756)							(1,756)
Stock-based compensation expense		4,202							4,202
Cash contributions from Parent Company		7,714							7,714
Net loss		(18,387)							(18,387)
Balance at Dec. 31, 2009		741							741
Balance, shares at Dec. 31, 2009
Non-cash equity adjustments from Parent Company, net		(2,326)							(2,326)
Stock-based compensation expense		4,368							4,368
Cash contributions from Parent Company		11,640							11,640
Net loss		(11,993)		(11,993)					(11,993)
Balance at Dec. 31, 2010		2,430							2,430
Net loss				(3,841)
Balance at Mar. 31, 2011
Balance at Dec. 31, 2010		2,430							2,430
Balance, shares at Dec. 31, 2010
Non-cash equity adjustments from Parent Company, net		(8,083)							(8,083)
Cash contributions to Parent Company, net		369							369
Stock-based compensation expense		1,987							1,987
Reclassification of derivative liability upon elimination of obligation		9,249							9,249
Net loss - Predecessor (RNAi)		(7,682)							(7,682)
Recapitalization of divisional deficit						10		(1,740)	1,730
Recapitalization of divisional deficit, shares						100,439,841
Stock-based compensation		122					122
Cash contributions from Parent Company		1,500					1,500
Expenses paid by parent company		2,058					2,058
Net loss		(10,219)						(2,537)
Balance at Dec. 31, 2011		$ (587)				$ 10	$ 3,680	$ (4,277)
Balance, shares at Dec. 31, 2011						100,439,841

[1]	The statement of cash flow for the period from January 1, 2003 (date of inception) to March 31, 2012 include the cash flows of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with the cash flows of RXi (Registrant) for the period September 24, 2011 to March 31, 2012.
[2]	The statement of expenses for the period from January 1, 2003 (date of inception) to March 31, 2012 includes the results of operations of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011($73,466) combined with the results of operations of RXi (Registrant) for the period September 24, 2011 to March 31, 2012 ($4,463).